Lease Liabilities	12 Months Ended
Dec. 31, 2019
Presentation of leases for lessee [abstract]
Lease Liabilities
37.	LEASE LIABILITIES
The following table shows the remaining contractual maturities of the Group’s lease liabilities at the end of the current and previous reporting periods and at the date of transition to IFRS 16:

	December 31, 2018 (Note)		January 1, 2019 (Note)		December 31, 2019
	Present value of the minimum lease payments	Total minimum lease payments	Present value of the minimum lease payments	Total minimum lease payments	Present value of the minimum lease payments	Total minimum lease payments
Within 1 year:	234	243	9,144	9,377	10,790	11,085

After 1 year but within 2 years	6	7	9,492	10,013	9,602	10,183
After 2 years but within 5 years	—	—	16,746	18,842	10,871	12,112
After 5 years	—	—	1,338	1,667	1,062	1,430

	6	7	27,576	30,522	21,535	23,725

	240	250	36,720	39,899	32,325	34,810

Less: total future interest expenses		(10)		(3,179)		(2,485)

Present value of lease liabilities		240		36,720		32,325

Note: The Group has initially applied IFRS 16 using the modified retrospective approach and adjusted the opening balances at January 1, 2019 to recognize lease liabilities relating to leases which were previously classified as operating leases under IAS 17. These liabilities have been aggregated with the brought forward balances relating to leases previously classified as finance leases. Comparative information as of December 31, 2018 has not been restated and relates solely to leases previously classified as finance leases. Further details on the impact of the transition to IFRS 16 are set out in Note 2.2(d).